Regulatory Requirements (Details) - Schedule of the minimum regulatory capital required and the actual amounts of capital maintained	6 Months Ended
Jun. 30, 2021 USD ($)
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 10,503,319
Capital Levels Maintained	14,927,333
Excess Net Capital	$ 4,424,014
Percent of requirement Maintained	142.00%
Lion International Securities Group Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 386,292
Capital Levels Maintained	1,171,495
Excess Net Capital	$ 785,203
Percent of requirement Maintained	303.00%
Lion Futures Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 386,292
Capital Levels Maintained	1,039,855
Excess Net Capital	$ 653,563
Percent of requirement Maintained	269.00%
Lion Asset Management Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 12,876
Capital Levels Maintained	43,415
Excess Net Capital	$ 30,539
Percent of requirement Maintained	337.00%
BC Wealth Management Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 12,876
Capital Levels Maintained	177,081
Excess Net Capital	$ 164,205
Percent of requirement Maintained	1375.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 9,704,983
Capital Levels Maintained	12,495,487
Excess Net Capital	$ 2,790,504
Percent of requirement Maintained	129.00%